Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Mar. 14, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	JRJC
Entity Registrant Name	CHINA FINANCE ONLINE CO. LTD
Entity Central Index Key	0001297830
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		110,935,383